HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about hedges [abstract]
Disclosure of hedge accounting [text block]

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions of its subsidiary Promigas, as follows:

Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk relating to its investments in foreign subsidiaries, whose functional currencies are the US dollar.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the fluctuation of the Colombian peso against the U.S. dollar are as follows:

Date	Value of USD 1	Variation in pesos
December 31, 2016	3,000.71	(148.76)
December 31, 2017	2,984.00	(16.71)
December 31, 2018	3,249.75	265.75

According to information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
Leasing Bogotá Panamá	Ps.	1,064,099	Ps.	(549,336)	Ps.	(514,343)	Ps.	420
Other subsidiaries and branches Banco de Bogotá		33,088		—		(32,967)		121
Occidental Bank Barbados		5,866		(5,866)		—		—
Banco de Occidente Panamá		5,598		(5,598)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		7,865		(7,865)		—		—
Gases del Pacífico S.A.C.		1,492		(1,492)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda		6,724		(6,724)		—		—
Total	Ps.	1,124,732	Ps.	(576,881)	Ps.	(547,310)	Ps.	541

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis is presented gross of taxes:

December 31, 2018

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the investments		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	(1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	3,964,051	(2,067,100)	(1,896,348)	Ps.	4,129,381	Ps.	(1,595,205)	Ps.	(2,669,831)	Ps.	(135,655)
Other subsidiaries and branches Banco de Bogotá (2)	126,380	—	(121,116)		125,978		—		(123,398)		2,580
Occidental Bank Barbados	23,971	(23,971)	—		24,606		(24,606)		—		—
Banco de Occidente Panamá	23,439	(23,439)	—		35,577		(35,577)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	31,214	(31,214)	—		10,072		(10,072)		—		—
Gases del Pacífico S.A.C. (3)	4,000	(4,000)	—		2,394		(2,394)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	31,649	(19,336)	—		7,996		(7,996)		—		—
Total	4,204,704	(2,169,060)	(2,017,464)	Ps.	4,336,004	Ps.	(1,675,850)	Ps.	(2,793,229)	Ps.	(133,075)

December 31, 2017

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the investments		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	(1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	3,781,475	(2,067,100)	(1,703,009)	Ps.	3,065,281	Ps.	(1,045,872)	Ps.	(2,155,488)	Ps.	(136,079)
Other subsidiaries and branches Banco de Bogotá (2)	113,909	—	(112,049)		92,891		—		(90,431)		2,460
Occidental Bank Barbados	26,396	(26,396)	—		18,740		(18,740)		—		—
Banco de Occidente Panamá	25,044	(25,044)	—		29,979		(29,979)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	25,000	(25,000)	—		2,207		(2,207)		—		—
Gases del Pacífico S.A.C. (3)	10,214	(10,214)	—		902		(902)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	15,895	(15,895)	—		1,272		(1,272)		—		—
Total	3,997,933	(2,169,649)	(1,815,058)	Ps.	3,211,272	Ps.	(1,098,972)	Ps.	(2,245,919)	Ps.	(133,619)
(1)	Includes exchange difference hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
(3)	Includes only a portion of this investments hedged

Hedging with Forward Contracts

Forward contracts to sell U.S. dollars have been contracted to hedge part of the net foreign investment that Banco de Bogotá has in Leasing Bogotá Panamá and others foreign subsidiaries. The forward contracts were executed with counterparties from the financial sector and the hedge was documented as a "dynamic hedging strategy," where new forward contracts are signed simultaneously as the previous ones expire. According to IAS 39, changes in the fair value of derivatives due to changes in the peso/U.S. dollar exchange rate are registered under “Other Comprehensive Income” in equity and the ineffective part is recognized in the statement of income for the period

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments of changes in foreign currency exchange rates. According to this rule Banco de Bogotá and Banco de Occidente designed debt in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

•	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in Leasing Bogotá Panamá amounting US$2,067 million in 2018 and 2017.
•

Other financial liabilities in the amount of $102 million as December 31, 2018 (US$103 million as of December 31, 2017) were used to hedge part of the net foreign investment Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which when some obligations expire, new obligations will be designated to replace them.

•

Between December 21, 2015 and November 2, 2016, financial liabilities designated as hedging instruments described above included an intra-group liability amounting to US$ 500 million that Banco de Bogotá had as a hedging instrument of its investment in Leasing Bogotá Panamá. This operation was eliminated in the consolidation process of Grupo Aval and was excluded of the foreign investment hedge accounting. Starting May 1st and up to November 2nd, 2016 Grupo Aval designated financial assets in foreign debt securities amounting to US$ 500 million as cash flow hedge, the foreign exchange differences of this intra-group liability were not eliminated in the consolidation process and recorded in Other Comprehensive Income in the amount of Ps.  73,708. This value would be realized in the future as income only when the investment in Leasing Bogotá Panamá is sold. On November 2nd, 2016 Banco de Bogotá cancelled the intragroup liability amounting to US$ 500 million which was replaced in the foreign investment hedge accounting with other obligations in foreign currency with third parties.

Hedging of Forecast Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas in their gas pipelines. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entered into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval. During the years ended December 31, 2018, 2017 and 2016, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. (276), Ps. (26,846) and Ps. 5,037 respectively.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2018	December 31, 2017
Income in U.S. dollars forecasted	120,265	41,614
Notional amount contracts forward U.S. dollars	120,265	41,614
% hedged	100%	100%
Fair value in Colombian pesos	(13,414)	4,303
# of contracts	1,470	468

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at the beginning of the year	Ps.	5,447	Ps.	7,419	Ps.	(11,757)
Changes in the fair value of the hedge forward contracts		(19,513)		24,874		14,139
Reclassified to profit or loss		(276)		(26,846)		5,037
Balance at the end of the year	Ps.	(14,343)	Ps.	5,447	Ps.	7,419

Testing of Hedge Effectiveness

Grupo Aval considers hedging as highly effective if at the beginning and in subsequent periods, the hedging is highly effective at offsetting changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period.

Grupo Aval has documented the hedging effectiveness of its foreign currency denominated investments in based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval evaluates the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

Hedge Effectiveness with Forward Contracts

Grupo Aval applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instrument, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.

Derivative Financial Instruments for hedging purposes comprise the following:

	December 31, 2018				December 31, 2017
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	28,367	Ps.	1,128	Ps.	1	Ps.	5,455
Foreign currency to sale		1,771		194,411		55,260		8,009
Total hedge derivatives	Ps.	30,138	Ps.	195,539	Ps.	55,261	Ps.	13,464
Total hedge derivatives, net			Ps.	(165,401)	Ps.	41,797